Intangible Assets	12 Months Ended
Dec. 31, 2017
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Intangible Assets

NOTE 10 — INTANGIBLE ASSETS

	December 31,
	2017			2016			2015
	Gross	Accumulated depreciation	Net	Gross	Accumulated depreciation	Net	Net
	(In millions of US$)
Multi-client surveys Marine	4,677.7	(3,936.8)	740.9	4,337.6	(3,598.4)	739.2	809.2
Multi-client surveys Land	716.5	(626.1)	90.4	683.4	(574.7)	108.7	117.9
Development costs capitalized	432.5	(228.5)	204.0	384.6	(183.1)	201.5	199.9
Software	113.2	(88.9)	24.3	106.9	(76.2)	30.7	39.9
Research — Technology	75.2	(75.1)	0.1	83.3	(82.3)	1.0	4.2
Customer relationships	232.3	(165.3)	67.0	246.2	(170.9)	75.3	85.4
Trade names	44.2	(31.6)	12.6	43.7	(31.2)	12.5	12.4
Other intangible assets	103.4	(90.5)	12.9	97.9	(82.1)	15.8	17.8

Total intangible assets	6,395.0	(5,242.8)	1,152.2	5,983.6	(4,798.9)	1,184.7	1,286.7

	December 31,
Variation of the period	2017	2016	2015
	(In millions of US$)
Balance at beginning of period	1,184.7	1,286.7	1,373.8
Increase in multi-client surveys	281.0	337.4	357.4
Development costs capitalized	34.1	34.0	41.5
Other acquisitions	4.7	9.0	10.6
Depreciation on multi-client surveys	(297.7)	(417.2)	(369.5)
Other depreciation	(65.1)	(64.4)	(113.2)
Disposals	—	(0.1)	(6.0)
Change in exchange rates	10.5	(2.6)	(14.2)
Other	—	1.9	6.3

Balance at end of period	1,152.2	1,184.7	1,286.7

In 2017, the “Depreciation on multi-client surveys” line item included US$23.1 million of impairment of multi-client surveys. Since 2016 and the application of IAS 38 amended, CGG no longer apply a straight-line amortization scheme for multi-client surveys.

In 2016 and 2015, the “Depreciation on multi-client surveys” line item included respectively US$96.8 million and US$41.8 million of impairment of multi-client surveys (see note 21).

In 2015, other depreciations included an impairment of customer relationship for US$39.7 million mainly (see note 21).

Reconciliation of acquisitions with the consolidated statements of cash flows and capital expenditures in note 19

	December 31,
	2017	2016	2015
	(In millions of US$)
Increase in multi-client surveys	281.0	337.4	357.4
Multi-client depreciations & amortizations capitalized	(30.0)	(42.3)	(72.8)

Investment in multi-client surveys according to cash flow statement	251.0	295.1	284.6